NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 10 — NOTE PAYABLE

On May 6, 2025, the Company entered into a note payable in the principal amount of $38,692 to finance the purchase of a vehicle. The note bears interest at a fixed annual rate of 5.44% and matures in May 2030. The note requires monthly principal and interest payments and is secured by the underlying vehicle. As of December 31, 2025, the outstanding principal balance was $34,689. The note was repaid in full in January 2026.

NOTE 11 — NOTE PAYABLE

On May 6, 2025, the Company entered into a note payable in the principal amount of $38,692 to finance the purchase of a vehicle. The note bears interest at a fixed annual rate of 5.44% and matures in May 2030. The note requires monthly principal and interest payments and is secured by the underlying vehicle. As of December 31, 2025, the outstanding principal balance was $34,689.

Future principal maturities under the note as of December 31, 2025 are as follows:

2026	$7,165
2027	7,565
2028	7,987
2029	8,433
2030	3,539
$34,689